Financial instruments and financial risk factors - Narrative (Details)	9 Months Ended
Sep. 30, 2023 customer
Disclosure of detailed information about financial instruments [line items]
Number Of Key Customers	3
Currency risk | Currency in which supplementary information is displayed
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	5.00%